Summary of significant accounting policies - AR and contract assets and allowance for uncollectible AR and contract assets (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Summary of significant accounting policies
Allowance for doubtful accounts	¥ (24,172,284)		¥ (9,266,619)	¥ (21,875,166)	$ (3,311,589)
Accounts receivable and contract assets, net	2,029,550,471		1,659,587,975		278,047,275
Past-due accounts receivables	601,840,014		451,637,998		82,451,744
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	9,266,619	$ 1,269,520	21,875,166	25,867,957
(Reversal of) Provision for accounts receivable and contract assets (net of recovery)	35,732,133	4,895,282	12,233,743	21,835,625
Charge-off for accounts receivable and contract assets	(20,826,468)	(2,853,213)	(24,842,290)	(25,828,416)
Allowance for doubtful accounts of accounts receivable and contract assets	24,172,284		9,266,619	21,875,166	3,311,589
Allowance for accounts receivable and contract assets, Ending balance	24,172,284	3,311,589	9,266,619	21,875,166
Recoveries of charge-off of accounts receivables and contract assets	876,116	120,027	244,196	1,738,580
Loan facilitation service
Summary of significant accounting policies
Accounts receivable and contract assets, net	1,552,073,237		1,352,649,104		212,633,162
Post-origination service
Summary of significant accounting policies
Accounts receivable and contract assets, net	182,035,610		143,392,745		24,938,776
Financing income
Summary of significant accounting policies
Accounts receivable and contract assets, net	75,973,998		81,941,166		10,408,395
Guarantee income
Summary of significant accounting policies
Accounts receivable and contract assets, net	184,648,331		58,824,408		25,296,718
Credit losses
Summary of significant accounting policies
Allowance for doubtful accounts	(24,172,284)		(9,266,619)		(3,311,589)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	9,266,619
Allowance for doubtful accounts of accounts receivable and contract assets	24,172,284		9,266,619		3,311,589
Allowance for accounts receivable and contract assets, Ending balance	24,172,284	3,311,589	9,266,619
Other revenue
Summary of significant accounting policies
Accounts receivable and contract assets, net	58,991,579		32,047,171		8,081,813
Loans facilitated in 2023
Provision for accounts receivable and contract assets
Gross charge-off recorded in accounts receivables and contract assets	8,317,028	1,139,428
Loans facilitated in 2024
Provision for accounts receivable and contract assets
Gross charge-off recorded in accounts receivables and contract assets	13,385,556	1,833,812
Not Past-Due
Summary of significant accounting policies
Past-due accounts receivables	572,387,815		402,369,878		78,416,809
1 - 30 Days
Summary of significant accounting policies
Past-due accounts receivables	26,871,502		22,894,900		3,681,381
30 - 60 Days
Summary of significant accounting policies
Past-due accounts receivables	2,580,697		11,622,419		353,554
Over 60 days
Summary of significant accounting policies
Past-due accounts receivables	0		14,750,801		0
Xiaoying Credit Loan
Summary of significant accounting policies
Accounts receivable net	524,981,846		415,304,990		71,922,218
Contract assets	1,445,702,560		1,213,730,769		198,060,439
Allowance for doubtful accounts
Past-due accounts receivables	542,848,435		419,315,760		74,369,931
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	4,010,770	549,473	15,353,343
Allowance for doubtful accounts receivable	17,866,589		4,010,770	15,353,343	2,447,713
Accounts receivable, Provision of accounts receivable (net of recovery)	34,674,923	4,750,445	13,063,863	21,753,517
Charge-off for accounts receivable assets	(20,819,104)	(2,852,205)	(24,406,436)	(14,492,578)
Accounts Receivable, Allowance for Credit Loss, Ending Balance	17,866,589	2,447,713	4,010,770	15,353,343
Contract assets, beginning balance	3,485,827	477,556	6,480,105	17,775,553
Allowances for doubtful contract assets	6,180,181		3,485,827	6,480,105	846,681
Provision for contract assets (net of recovery)	2,694,354	369,125	(2,994,278)	(66,409)
Charge-off for contract assets	0	0	0	(11,229,039)
Contract assets, ending balance	6,180,181	846,681	3,485,827	6,480,105
Allowance for accounts receivable and contract assets, Beginning balance				8,092,404
Allowance for doubtful accounts of accounts receivable and contract assets
Xiaoying Credit Loan | Loan facilitation service
Summary of significant accounting policies
Accounts receivable gross	287,995,740		294,129,400		39,455,255
Contract assets gross	1,264,077,497		1,058,519,704		173,177,907
Xiaoying Credit Loan | Post-origination service
Summary of significant accounting policies
Accounts receivable gross	33,776,512		31,190,408		4,627,363
Contract assets gross	148,259,098		112,202,337		20,311,413
Xiaoying Credit Loan | Financing income
Summary of significant accounting policies
Accounts receivable gross	75,514,367		81,665,859		10,345,426
Contract assets gross	459,631		240		62,969
Xiaoying Credit Loan | Guarantee income
Summary of significant accounting policies
Accounts receivable gross	145,561,816		12,330,093		19,941,887
Contract assets gross	39,086,515		46,494,315		5,354,831
Xiaoying Credit Loan | Credit losses
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	4,010,770
Allowance for doubtful accounts receivable	17,866,589		4,010,770		2,447,713
Accounts Receivable, Allowance for Credit Loss, Ending Balance	17,866,589	2,447,713	4,010,770
Contract assets, beginning balance	3,485,827
Allowances for doubtful contract assets	6,180,181		3,485,827		846,681
Contract assets, ending balance	6,180,181	846,681	3,485,827
Xiaoying Credit Loan | Other revenue
Summary of significant accounting policies
Accounts receivable gross	0		0		0
Contract assets gross	0		0		0
Xiaoying Credit Loan | Not Past-Due
Summary of significant accounting policies
Past-due accounts receivables	534,221,386		384,802,879		73,188,030
Xiaoying Credit Loan | 1 - 30 Days
Summary of significant accounting policies
Past-due accounts receivables	6,046,352		11,208,150		828,347
Xiaoying Credit Loan | 30 - 60 Days
Summary of significant accounting policies
Past-due accounts receivables	2,580,697		9,079,796		353,554
Xiaoying Credit Loan | Over 60 days
Summary of significant accounting policies
Past-due accounts receivables	0		14,224,935		0
Other service
Summary of significant accounting policies
Accounts receivable gross			30,289,904
Accounts receivable net	58,866,065				8,064,618
Past-due accounts receivables	58,991,579		32,047,171		8,081,813
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	1,757,267	240,744	0
Allowance for doubtful accounts receivable	125,514		1,757,267	0	17,195
Accounts receivable, Provision of accounts receivable (net of recovery)	(1,631,753)	(223,549)	1,757,267
Charge-off for accounts receivable assets	0	0	0
Accounts Receivable, Allowance for Credit Loss, Ending Balance	125,514	17,195	1,757,267	0
Other service | Loan facilitation service
Summary of significant accounting policies
Accounts receivable gross	0		0		0
Other service | Post-origination service
Summary of significant accounting policies
Accounts receivable gross	0		0		0
Other service | Financing income
Summary of significant accounting policies
Accounts receivable gross	0		0		0
Other service | Guarantee income
Summary of significant accounting policies
Accounts receivable gross	0		0		0
Other service | Credit losses
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	1,757,267
Allowance for doubtful accounts receivable	125,514		1,757,267		17,195
Accounts Receivable, Allowance for Credit Loss, Ending Balance	125,514	17,195	1,757,267
Other service | Other revenue
Summary of significant accounting policies
Accounts receivable gross	58,991,579		32,047,171		8,081,813
Other service | Not Past-Due
Summary of significant accounting policies
Past-due accounts receivables	38,166,429		17,292,087		5,228,779
Other service | 1 - 30 Days
Summary of significant accounting policies
Past-due accounts receivables	20,825,150		11,686,750		2,853,034
Other service | 30 - 60 Days
Summary of significant accounting policies
Past-due accounts receivables	0		2,542,468		0
Other service | Over 60 days
Summary of significant accounting policies
Past-due accounts receivables	0		525,866		0
Other loans
Summary of significant accounting policies
Accounts receivable net			262,312
Allowance for doubtful accounts
Past-due accounts receivables			275,067
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	12,755	1,747	39,132
Allowance for doubtful accounts receivable	0		12,755	39,132	$ 0
Accounts receivable, Provision of accounts receivable (net of recovery)	(5,391)	(739)	409,477	145,931
Charge-off for accounts receivable assets	(7,364)	(1,008)	(435,854)	(106,799)
Accounts Receivable, Allowance for Credit Loss, Ending Balance	0	$ 0	12,755	39,132
Contract assets, beginning balance	0		2,586	0
Allowances for doubtful contract assets			0	2,586
Provision for contract assets (net of recovery)			(2,586)	2,586
Charge-off for contract assets			0	0
Contract assets, ending balance			0	2,586
Allowance for accounts receivable and contract assets, Beginning balance				¥ 0
Allowance for doubtful accounts of accounts receivable and contract assets
Other loans | Loan facilitation service
Summary of significant accounting policies
Accounts receivable gross			0
Other loans | Post-origination service
Summary of significant accounting policies
Accounts receivable gross			0
Other loans | Financing income
Summary of significant accounting policies
Accounts receivable gross			275,067
Other loans | Guarantee income
Summary of significant accounting policies
Accounts receivable gross			0
Other loans | Credit losses
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	¥ 12,755
Allowance for doubtful accounts receivable			12,755
Accounts Receivable, Allowance for Credit Loss, Ending Balance			12,755
Other loans | Other revenue
Summary of significant accounting policies
Accounts receivable gross			0
Other loans | Not Past-Due
Summary of significant accounting policies
Past-due accounts receivables			274,912
Other loans | 1 - 30 Days
Summary of significant accounting policies
Past-due accounts receivables			0
Other loans | 30 - 60 Days
Summary of significant accounting policies
Past-due accounts receivables			155
Other loans | Over 60 days
Summary of significant accounting policies
Past-due accounts receivables			¥ 0